Organization and Description of Business (Details) - shares		3 Months Ended	12 Months Ended
	Dec. 01, 2023	Mar. 31, 2025	Dec. 31, 2024
Organization and Description of Business [Line Items]
Date of incorporation		Nov. 06, 2023	Nov. 06, 2023
CEO [Member]
Organization and Description of Business [Line Items]
Exchanged for shares	13,500,000